Inventories	6 Months Ended
Sep. 30, 2023
Inventories, Net [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of September 30, 2023 and March 31, 2023 consisted of the following:

	September 30, 2023 (Unaudited)	March 31, 2023

Raw materials	$251,059	$243,222
Finished goods	391,662	446,866
Provision for inventory	(149,507)	(158,834)
Total inventories, net	$493,214	$531,254

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $Nil and $Nil for the six months ended September 30, 2023 and 2022, respectively.

Inventory amounts recognized into cost of goods sold for the six months ended September 30, 2023 and 2022 were $444,030 and $613,801, respectively.